Improvements to concession assets - net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [abstract]
Improvements to Concession Assets - Net
8.
Improvements to concession assets - net

As of December 31, 2021, 2022 and 2023, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2021		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2021
Investment:
Improvements to concession assets	Ps.	17,627,214	Ps.	379,965	Ps.	(24,144)	Ps.	928,723	Ps.	120,768	Ps.	19,032,526
Construction in-progress		2,684,629		3,586,390		—		(928,723)		10,282		5,352,578
Total investment		20,311,843		3,966,355		(24,144)		—		131,050		24,385,104
Accumulated amortization		(6,548,003)		(945,086)		13,837		—		(48,000)		(7,527,252)
Net amounts	Ps.	13,763,840	Ps.	3,021,269	Ps.	(10,307)	Ps.	—	Ps.	83,050	Ps.	16,857,852

	Balance as of January 1, 2022		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2022
Investment:
Improvements to concession assets	Ps.	19,032,526	Ps.	346,931	Ps.	(29,567)	Ps.	2,997,862	Ps.	(241,843)	Ps.	22,105,909
Construction in-progress		5,352,578		4,233,640		—		(2,997,862)		(20,144)		6,568,212
Total investment		24,385,104		4,580,571		(29,567)		—		(261,987)		28,674,121
Accumulated amortization		(7,527,252)		(995,671)		14,068		—		95,227		(8,413,628)
Net amounts	Ps.	16,857,852	Ps.	3,584,900	Ps.	(15,499)	Ps.	—	Ps.	(166,760)	Ps.	20,260,493

	Balance as of January 1, 2023		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2023
Investment:
Improvements to concession assets	Ps.	22,105,909	Ps.	3,466,108	Ps.	(45,609)	Ps.	1,474,633	Ps.	(497,455)	Ps.	26,503,586
Construction in-progress		6,568,212		7,311,966		—		(1,474,633)		(35,647)		12,369,898
Total investment		28,674,121		10,778,074		(45,609)		-		(533,102)		38,873,484
Accumulated amortization		(8,413,628)		(1,578,061)		10,496		—		104,953		(9,876,240)
Net amounts	Ps.	20,260,493	Ps.	9,200,013	Ps.	(35,113)	Ps.	-	Ps.	(428,149)	Ps.	28,997,244

As of December 31, 2021, 2022 and 2023, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2021		December 31, 2022		December 31, 2023
Net amounts:
Improvements to concession assets	Ps.	11,505,274	Ps.	13,692,281	Ps.	16,627,346
Construction in-progress		5,352,578		6,568,212		12,369,898
Total amounts	Ps.	16,857,852	Ps.	20,260,493	Ps.	28,997,244

Improvements to concession assets are comprised by intangible assets from additions and improvements to such assets in accordance with IFRIC 12, as well as other investments that have been carried out to the infrastructure of the airports qualifying as intangible assets, even though they are not in committed investments in the MDP.

As of December 31, 2021, 2022 and 2023, the balance of machinery, equipment, improvements on leased assets and improvements to concession assets includes investments pending to be paid in Mexican airports of Ps.1,427,990, Ps.853,467 and Ps.901,486, respectively. Construction in-progress relates mainly to the rehabilitation of the expansion of the terminal building, expansion of the general apron at the San José del Cabo airport, the building of a new runway and taxing runway, roads, hangar area, mixed-use building and parking lots at the Guadalajara airport, rehabilitation of taxiway in Puerto Vallarta airport, as well as the expansion of the terminal at the Montego Bay airport.